FINANCIAL INSTRUMENTS - Carrying value and fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Reported Value Measurement
Assets:
Cash and cash equivalents	$ 224,720	$ 174,223
Restricted cash	16,339	3,153
Liabilities:
Floating rate debt	2,135,671	1,553,928
Fixed rate debt	65,169	147,413
Estimate of Fair Value Measurement
Assets:
Cash and cash equivalents	224,720	174,223
Restricted cash	16,339	3,153
Liabilities:
Floating rate debt	2,135,671	1,553,928
Fixed rate debt	$ 64,894	$ 146,225